Intangible Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible Assets
14.  Intangible Assets

		Other intangible assets
	Goodwill $m	Marketing- related $m	Customer- related (i) $m	Contract- based $m	Total $m
At 31 December 2021
Cost/deemed cost	10,251	202	705	77	11,235
Accumulated amortisation (and impairment charges)	(800)	(98)	(423)	(66)	(1,387)
Net carrying amount	9,451	104	282	11	9,848

At 1 January 2021, net carrying amount	9,032	87	240	14	9,373
Translation adjustment	(221)	(1)	-	1	(221)
Arising on acquisition (note 30)	679	32	99	-	810
Disposals	(39)	-	(1)	-	(40)
Amortisation charge for year (ii)	-	(14)	(56)	(4)	(74)
At 31 December 2021, net carrying amount	9,451	104	282	11	9,848

The equivalent disclosure for the prior year is as follows:

At 31 December 2020
Cost/deemed cost	9,790	172	601	75	10,638
Accumulated amortisation (and impairment charges)	(758)	(85)	(361)	(61)	(1,265)
Net carrying amount	9,032	87	240	14	9,373

At 1 January 2020, net carrying amount	9,093	95	265	22	9,475
Translation adjustment	198	1	2	-	201
Reclassifications	-	-	-	(5)	(5)
Arising on acquisition (note 30)	157	2	29	-	188
Disposals	(6)	-	-	-	(6)
Amortisation charge for year (ii)	-	(11)	(56)	(3)	(70)
Impairment charge for year (iii)	(410)	-	-	-	(410)
At 31 December 2020, net carrying amount	9,032	87	240	14	9,373

At 1 January 2020
Cost/deemed cost	9,413	167	575	87	10,242
Accumulated amortisation (and impairment charges)	(320)	(72)	(310)	(65)	(767)
Net carrying amount	9,093	95	265	22	9,475

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge primarily relates to customer-related intangible assets.

(iii)	Further details on note (iii) are set out overleaf.
Cash-generating units
Goodwill acquired through business combination activity has been allocated to CGUs that are expected to benefit from synergies in that combination. The CGUs represent the lowest level within the Group at which the associated goodwill is monitored for internal management purposes, and are not larger than the operating segments determined in accordance with IFRS 8. A total of 22 (2020: 22) CGUs have been identified and these are analysed between the three business segments below. All businesses within the various CGUs exhibit similar and/or consistent profit margin and asset intensity characteristics. Assets, liabilities, deferred tax and goodwill have been assigned to the CGUs on a reasonable and consistent basis.

	Number of cash-generating units		Goodwill
	2021	2020	2021 $m	2020 $m
Americas Materials	5	5	4,292	4,057
Europe Materials	16	16	2,195	2,402
Building Products	1	1	2,964	2,573
Total Group	22	22	9,451	9,032
Impairment testing methodology and
results

Goodwill is subject to impairment testing on an annual basis. The recoverable amount of 22 CGUs is determined based on a value-in-use
computation, using Level 3 inputs in accordance with the fair value hierarchy.
The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. To align with the Group’s acquisition modelling methodology, these cash flows are projected forward for an additional five years to determine the basis for an annuity-based terminal value. As in prior years, the terminal value is based on a
20-year
annuity, with the exception of certain long-lived cement assets, where an assumption of a

30-year annuity has been used. Projected cash
flows beyond the initial evaluation period have been extrapolated using real growth rates ranging from 1.8% in the Americas, 0.8% to 2.1% in Europe and 3.1% in Asia. Such real growth rates do not exceed the long-term average growth rates for the countries in which each CGU operates. The value-in-use
represents the present value of the future cash flows, including the terminal value, discounted at a rate appropriate to each CGU. The real pre-tax discount rates used range from 6.5% to 8.6% (2020: 6.5% to 8.6%). These rates are in line with the Group’s estimated weighted average cost of capital, arrived at using the Capital Asset Pricing Model. Net cash flows incorporate estimated capital expenditure required to achieve the Group’s 2025 carbon emissions target of 520kg of CO
2
per tonne of cementitious material. The 2021 annual goodwill impairment testing process has resulted in no intangible asset impairments. The 2020 annual impairment testing process resulted in an impairment of $410 million being recorded in respect of our UK CGU in Europe Materials due to a sustained period of economic disruption following the Brexit referendum in 2016, the impact of the
COVID-19
pandemic and the political uncertainty that presented in the second half of 2020 prior to the end of the Brexit transition period between the UK and the European Union. The assumptions underlying the 2020 value-in-use
model projections resulted in a present value (using a real
pre-tax
discount rate of 7.6%) of $1,782 million and a related goodwill impairment being recorded of $410 million.
Key sources of estimation
uncertainty
The cash flows have been arrived at taking into account the Group’s strong financial position, its established history of earnings and cash flow generation and the nature of the building materials industry, where product obsolescence is very low. However, expected future cash flows are inherently uncertain and are therefore liable to material change over time. The key assumptions employed in arriving at the estimates of future cash flows factored into impairment testing are subjective and include projected EBITDA (as defined)* margins, long-term growth and discount rates used and the duration of the discounted cash flow model. Significant under-performance in any of CRH’s major CGUs may give rise to a material write-down of goodwill which would have a substantial impact on the Group’s income and equity, however given the excess headroom on the models the likelihood of this happening is not considered reasonably possible.

*   EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

Significant goodwill amounts

The goodwill allocated to the Americas Cement, AMAT South (Americas Materials segment) and the Building Products (Building Products segment) CGUs account for between 10% and 31% of the total carrying amount shown on page
174
. The goodwill allocated to each of the remaining CGUs is less than 10% of the total carrying value in all other cases. The additional disclosures required for the three CGUs with significant goodwill are as follows:

	Americas Cement		AMAT South		Building Products
	2021	2020	2021	2020	2021	2020
Goodwill allocated to the cash-generating unit at balance sheet date	$2,157m	$2,155m	$944m	$998m	$2,964m	$2,573m
Discount rate applied to the cash flow projections (real pre-tax)	7.5%	7.7%	8.3%	8.0%	8.3%	8.0%
Average EBITDA (as defined)* margin over the initial 5-year period	53.8%	48.5%	17.9%	17.8%	19.1%	18.3%
Value-in-use (present value of future cash flows)	$10,749m	$8,103m	$5,041m	$5,140m	$14,831m	$12,977m
Excess of value-in-use over carrying amount	$5,953m	$3,238m	$2,749m	$2,492m	$9,191m	$7,653m
Long-term growth rates	1.8%	1.6%	1.8%	1.6%	1.8%	1.6%
The key assumptions and methodology used in respect of these three
CGUs are consistent with those described above. The values applied to each of the key estimates and assumptions are specific to the individual CGUs and were derived from a combination of internal and external factors based on historical experience and took into account the cash flows specifically associated with these businesses. The cash flows and annuity-
based
terminal value were projected in line with the methodology disclosed above.
The Americas Cement, AMAT South and Building Products CGUs are not included in the ‘Sensitivity analysis’ section below. Given the magnitude of the excess of value-in-use
over carrying amount, and our belief that the key assumptions are reasonable, management believes that it is not reasonably possible that there would be a change in the key assumptions such that the carrying amount would exceed the value-in-use.
Consequently no further disclosures relating to sensitivity of the value-in-use
computations for the Americas Cement, AMAT South or Building Products CGUs are considered to be warranted.
Sensitivity analysis
A qualitative and quantitative assessment has been performed and results in additional sensitivity disclosures for one of the total 22 CGUs. The key assumptions, methodology used and values applied to each of the key assumptions for this CGU are in line with those outlined above (a
30-year
annuity period has been used). The CGU had goodwill of $565 million at the date of testing. The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the CGU selected for sensitivity analysis disclosures:

One cash-generating unit
Reduction in EBITDA (as defined)* margin	5.3 percentage points
Reduction in long-term growth rate	3.2 percentage points
Increase in pre-tax discount rate	2.7 percentage points
The average EBITDA (as defined)* margin for this CGU over the initial five-year period was 21.5%. The value-in-use
(being the present value of the future net cash flows) was $2,172 million and the carrying amount was $1,538 million, resulting in an excess of value-in-use
over carrying amount of $634 million.

*  EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.